STOCK OPTIONS (Narrative) (Details) (USD $)	12 Months Ended			159 Months Ended	12 Months Ended												1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Stock options granted on January 28, 2011 [Member]	Dec. 31, 2012 Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 Stock options granted on January 28, 2011 [Member]	Dec. 31, 2013 Stock options granted on May 1, 2011 [Member]	Dec. 31, 2012 Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on May 1, 2011 [Member]	Dec. 31, 2013 Stock options granted on July 1, 2011 [Member]	Dec. 31, 2012 Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on July 1, 2011 [Member]	Dec. 31, 2013 Stock options granted on November 1, 2011 [Member]	Dec. 31, 2012 Stock options granted on November 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Stock options granted on March 1, 2012 [Member]	Dec. 31, 2012 Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 Stock options granted on March 1, 2012 [Member]	Dec. 31, 2012 Date of Grant [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2012 Date of Grant [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2012 Date of Grant [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2012 Date of Grant [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Date of Grant [Member] Stock options granted on March 1, 2012 [Member]	Dec. 31, 2012 First Anniversary [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2012 First Anniversary [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2012 First Anniversary [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2012 First Anniversary [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 First Anniversary [Member] Stock options granted on March 1, 2012 [Member]	Dec. 31, 2012 Second Anniversary [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2012 Second Anniversary [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2012 Second Anniversary [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2012 Second Anniversary [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Second Anniversary [Member] Stock options granted on March 1, 2012 [Member]
Maximum number of shares to be granted		6,620,230
Stock options granted						2,400,000			300,000			60,000			360,000		300,000
Stock options exercise price		$ 0.60				$ 0.20			$ 0.20			$ 0.60			$ 0.60		$ 0.60
Stock options vesting period																				50.00%	50.00%	50.00%	50.00%	50.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Share-based Compensation	$ 9,452	$ 81,178	$ 195,399	$ 286,029	$ 3,972	$ 40,146	$ 185,113	$ 2,686	$ 29,993	$ 21,832	$ 163	$ 963	$ 682	$ 2,562	$ 9,736	$ 682		$ 69	$ 340
Total unrecognized compensation cost related to non-vested stock options	$ 8	$ 9,460		$ 8
Weighted average grant date fair value price per share	$ 0.001	$ 0.10